Registration Numbers:    2-66976
                                                                        811-3009
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [  X  ]

                  Pre-Effective Amendment No.                            [     ]
                                                  --------------

                  Post-Effective Amendment No.         54                [  X  ]
                                                  --------------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [  X  ]

                  Amendment No.          54                              [  X  ]
                                    ------------



                             LIBERTY FUNDS TRUST II
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 426-3750
              (Registrant's Telephone Number, Including Area Code)




Name and Address of Agent for Service:         Copy to:
--------------------------------------         --------

William J. Ballou, Esquire                     John M. Loder, Esquire
Colonial Management Associates, Inc.           Ropes & Gray
One Financial Center                           One International Place
Boston, Massachusetts  02111                   Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):

[   ]         immediately upon filing pursuant to paragraph (b)
[   ]         on [date] pursuant to paragraph (b)
[ X ]         60 days after filing pursuant to paragraph (a)(1)
[   ]         on [date] pursuant to paragraph (a)(1) of Rule 485
[   ]         75 days after filing pursuant to paragraph (a)(2)
[   ]         on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:

[   ]         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment hereby incorporates by reference the following documents that are contained in Post-Effective Amendment No. 49 to the registration statement on Form N-1A of Liberty Funds Trust II (File Nos.
811-3009 and 2-66976), filed with the Securities and Exchange Commission on January 26, 2001, (Accession Number 0000021832-01-000029)(the "Registration Statement") :

With respect to the Liberty Daily Income Fund (formerly, Liberty Income II
Fund), Part A (Prospectus) and Part B (Statement of Additional Information) of the Registration Statement.

PART C.      OTHER INFORMATION

Item 23.     Exhibits:

      Liberty Daily Income Fund (LDIF)

         (a)(1)   Amendment No. 5 to the Agreement and Declaration of Trust (6)

         (a)(2)   Amendment No. 6 to the Agreement and Declaration of Trust (7)

         (a)(3)   Amendment No. 7 to the Agreement and Declaration of Trust (9)

         (b)      Amended By-Laws dated 4/1/99 (7)

         (c) Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

         (d) Management Agreement between Liberty Funds Trust II on behalf of LDIF and Stein Roe and Farnham, Incorporated*

         (e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(a) in Part C,
                  Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

         (e)(2) Appendix I to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc.*

         (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

         (e)(4) Appendix I to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc.*

         (e)(5)   Form of Selling Agreement with Liberty Funds Distributor, Inc.
                  - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

         (e)(6) Form of Asset Retention Agreement - filed as Exhibit 6.(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

         (f)      Not Applicable

         (g) Form of Custodian Contract between Registrant and State Street Bank and Trust Company*

         (h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended with Liberty Funds Services, Inc. - filed as Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(2) Amendment No. 18 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(3) Amendment No. 25 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended*

         (h)(4) Pricing and Bookkeeping Agreement with Colonial Management Associates, Inc. - filed as Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement of Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(5)   Amendment to Appendix I of Pricing and Bookkeeping Agreement*

         (h)(6) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(7) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made part of this Registration Statement

         (h)(7) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement - filed as Exhibit (h)(9) in Part C, Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated by reference and made part of this Registration Statement

         (h)(8) Agreement dated January 26, 2001 to the Amended and Restated Credit Agreement - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 64 to the Registration Statement on form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about February 27, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(9) Administration Agreement with Colonial Management Associates Inc. (LDIF)*

         (i)      Opinion and Consent of Counsel (with respect to LDIF)*

         (j)      Not Applicable

         (k)      Not Applicable

         (l)      Not Applicable

         (m)      Rule 12b-1 Distribution Plan*

         (n)      Not applicable

         (o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as Exhibit (o) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

         (p) Code of Ethics of the Liberty Financial Companies: Colonial, Stein Roe, Crabbe Huson, Newport, the Funds and Liberty Funds Distributor, Inc. - filed as Exhibit (p)(1) in Part C, Item 23 of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about January 24, 2001, and is hereby incorporated by reference and made part of this Registration Statement

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville - filed in Part C, Item 23 of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about January 24, 2001 and is hereby incorporated by reference and made a part of this Registration Statement

* To be filed by amendment.

Not all footnotes listed below will be applicable to this filing.

(1) Incorporated by reference from Post-Effective Amendment No. 24 filed on December 11, 1995.

(2) Incorporated by reference from Post-Effective Amendment No. 25 filed on March 20, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 29 filed on March 11, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 30 filed on June 23, 1997.

(5) Incorporated by reference to Post-Effective Amendment No. 33 filed on December 22, 1997.

(6) Incorporated by reference to Post-Effective Amendment No. 36 filed on October 30, 1998.

(7) Incorporated by reference to Post-Effective Amendment No. 41 filed on August 27, 1999.

(8) Incorporated by reference to Post-Effective Amendment No. 45 filed on December 29, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 50 filed on April 10, 2001.


Item 24. Persons Controlled by or under Common Group Control with Registrant



         None

Item 25. Indemnification
         See Article VIII of Amendment No. 5 to the Agreement and Declaration of Trust filed as Exhibit (a)(1) hereto.

Item 26. Business and Other Connections of Investment Adviser
         The following sets forth business and other connections of each Director and officer of Stein Roe & Farnham Incorporated.

Stein Roe & Farnham Incorporated ("Stein Roe"), the investment advisor, is a wholly owned subsidiary of Liberty Funds Group Inc. ("LFG"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporation Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. Stein Roe acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services."

Certain directors and officers of Stein Roe also serve and have during the past two years served in various capacities as officers, directors, or trustees of Liberty Funds Services, Inc., of Colonial Management Associates, Inc. (which is a subsidiary of LFG), and of the Registrant and other investment companies managed by Stein Roe. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for Colonial Management Associates, Inc., each Trust and Stein Roe Floating Rate Limited Liability Company, which are located at One Financial Center, Boston, MA 02111, and SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210.) A list of such capacities is given below.


                                                                                                  POSITION FORMERLY
                                                                                                    HELD WITHIN
                                                      CURRENT POSITION                             PAST TWO YEARS
                                                      -------------------                          --------------

LIBERTY FUNDS SERVICES
INC.
Stephen E. Gibson                                     Director
Joseph R. Palombo                                     Director
Kevin M. Carome                                       Director
Mary D. McKenzie                                      President
Christine Balzano                                     Senior Vice President
Nicholas S. Norton                                    Senior Vice President

COLONIAL MANAGEMENT ASSOCIATES, INC.
Kevin M. Carome                                      Senior Vice President
Stephen E. Gibson                                    Chairman, President and
                                                     Chief Executive Officer
Loren A. Hansen                                      Senior Vice President
Joseph R. Palombo                                    Executive Vice President
Michael Bissonnette                                  Senior Vice President
Bonny E. Boatman                                     Senior Vice President
Carl C. Ericson                                      Senior Vice President
Leslie W. Finnemore                                  Senior Vice President
Fred J. Franklin                                     Senior Vice President

Brian Hartford                                       Senior Vice President
Harvey B. Hirschhorn                                 Senior Vice President
Michael T. Kennedy                                   Senior Vice President
Sharon Lenzi                                         Senior Vice President
William C. Loring, Jr.                               Senior Vice President
Maureen Newman                                       Senior Vice President
Laura Ostrander                                      Senior Vice President
David O'Brien                                        Senior Vice President
Scott B. Richards                                    Senior Vice President
Scott Schermerhorn                                   Senior Vice President
Gregory J. Spanos                                    Senior Vice President
Gary Swayze                                          Senior Vice President



SR&F BASE TRUST
William J. Ballou                                    Secretary                        Asst. Secy.
Kevin M. Carome                                      Executive VP                     VP; Secretary
J. Kevin Connaughton                                 Treasurer                        VP;Controller
Stephen E. Gibson                                    President
Joseph R. Palombo                                    Trustee                          VP

LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS
INSTITUTIONAL TRUST; AND LIBERTY-STEIN ROE FUNDS TRUST
William J. Ballou                                    Secretary                        Asst. Secy.
Kevin M. Carome                                      Executive VP                     VP;Secy.
J. Kevin Connaughton                                 Treasurer                        VP;Controller
Stephen E. Gibson                                    President
Joseph R. Palombo                                    Trustee                          VP

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
William J. Ballou                                    Secretary                        Asst. Secy.
Kevin M. Carome                                      Executive VP                     VP; Sec; Asst. Secy.
J. Kevin Connaughton                                 Treasurer                        VP:Controller
Stephen E. Gibson                                    President
Joseph R. Palombo                                    Trustee                          VP

LIBERTY-STEIN ROE ADVISOR TRUST
William J. Ballou                                    Secretary                        Asst. Secy.
Kevin M. Carome                                      Executive VP;                    VP;Sec; Asst. Secy.
J. Kevin Connaughton                                 Treasurer                        VP;Controller
Stephen E. Gibson                                    President
Joseph R. Palombo                                    Trustee                          VP

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
William J. Ballou                                    Secretary                        Asst. Secy.
Kevin M. Carome                                      Executive VP                     VP; Sec; Asst. Secy.
J. Kevin Connaughton                                 Treasurer                        VP;Controller
Stephen E. Gibson                                    President
Joseph R. Palombo                                    Trustee                          VP

STEINROE VARIABLE INVESTMENT TRUST
William J. Ballou                                    Secretary                        Asst. Secy.
Kevin M. Carome                                      Executive VP                     VP; Sec; Asst. Secy.
J. Kevin Connaughton                                 Treasurer                        VP;Controller
Stephen E. Gibson                                    President
Joseph R. Palombo                                    Trustee                          VP

LIBERTY  FLOATING RATE FUND; LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND, STEIN ROE FLOATING RATE LIMITED LIABILITY
COMPANY
William J. Ballou                                    Secretary                        Asst. Secy.
Kevin M. Carome                                      Executive VP                     VP;Sec; Asst. Secy.
J. Kevin Connaughton                                 Treasurer                        VP;Controller
Stephen E. Gibson                                    President
Joseph R. Palombo                                    Trustee                          VP

LIBERTY VARIABLE INVESTMENT TRUST
Kevin M. Carome                                      Vice President


Item 27. Principal Underwriter


(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund,
      Liberty Variable Investment Trust, Liberty-Stein Roe Funds Trust, Liberty Floating Rate Advantage Fund, Wanger Advisors Trust and Liberty Acorn Trust.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Abusheery, Greg        V.P.                  None

Aldi, Andrew           V.P.                  None

Anderson, Judith       V.P.                  None

Anguilla, Carol        Clerk                 None

Antone, Louis E.       V.P.                  None

Ash, James             V.P.                  None

Babbitt, Debra         V.P. and              None
                       Comp. Officer

Bartlett, John         Managing Director     None

Bertrand, Thomas       V.P.                  None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            Sr. V.P.              None

Bruneau, Brian         Sr. V.P.              None

Burtman, Stacy         Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Carinio, Angela        V.P.                  None

Carroll, Sean          V.P.                  None

Chrzanowski, Daniel    V.P.                  None

Clapp, Elizabeth A.    Managing Director     None

Claiborne, Doug        V.P.                  None

Climer, Quentin        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Costello, Matthew      V.P.                  None

Couto, Scott           V.P.                  None

Cox, Michael           V.P.                  None

Davey, Cynthia         Sr. V.P.              None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Donohue, Jordan        V.P.                  None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Evitts, Stephen        V.P.                  None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fifield, Robert        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Hartnett, Kelly        V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Huennekens, James      V.P.                  None

Hussey, Robert         Managing Director     None

Iudice, Jr., Philip    Treasurer and CFO     None

Ives, Curt             V.P.                  None

Jackson, Lyman         V.P.                  None

Johnston, Kenneth      V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Kelson, Jr., David     V.P.                  None

Lal, Ishwar            V.P.                  None

Lewis, Blair           V.P.                  None

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Donnell, John        V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director              Trustee and
                                               Chairman of the Board

Perullo, Deborah       V.P.                  None

Piken, Keith           Sr. V.P.              None

Place, Jeffrey         Managing Director     None

Raftery-Arpino, Linda  Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Ross, Gary             Sr. V.P.              None

Santosuosso, Louise    Sr. V.P.              None

Schomburg, James       V.P.                  None

Schug, Derek           V.P.                  None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Sellers, Gregory       V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Snyder, Kimberly       V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sullivan, Paul         V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO; Co-President     None

Tasiopoulos, Lou       Co-President          None

Torrisi, Susan         V.P.                  None

Tufts, Peter           V.P.                  None

Turcotte, Frederick J. V.P.                  None

Vail, Norman           V.P.                  None

VanEtten, Keith H.     Sr. V.P.              None

Wagner, Rebecca        V.P.                  None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

White, John            V.P.                  None

Widder, Mary-Lee       V.P.                  None

Yates, Susan           V.P.                  None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.


Item 28. Location of Accounts and Records

         Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, The Chase Manhattan Bank. The address for each person except the Registrant's custodian is One Financial Center, Boston, MA 02111. The address for The Chase Manhattan Bank is 270 Park Avenue, New York, NY 10017-2070.

Item 29. Management Services

         See Item 5, Part A and Item 16, Part B



Item 30. Undertakings


         Not applicable

                                     NOTICE



      A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust II is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of the instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Funds Trust II, has duly caused this Post-Effective Amendment No. 54 to its Registration Statement under the Securities Act of 1933 and the Post-Effective Amendment No. 54 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 12th day of July, 2001.

                                            LIBERTY FUNDS TRUST II


                                        By:  /s/STEPHEN E. GIBSON
                                           -----------------------------
                                             Stephen E. Gibson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                    TITLE                               DATE



/s/STEPHEN E. GIBSON          President                          July 12, 2001
-----------------------       (chief executive officer)
Stephen E. Gibson




/s/J. KEVIN CONNAUGHTON       Treasurer and CFO                  July 12, 2001
-----------------------       (chief financial officer)
J. Kevin Connaughton




/s/VICKI BENJAMIN             Chief Accounting Officer           July 12, 2001
-----------------------       (chief accounting officer)
Vicki Benjamin

DOUGLAS A. HACKER*                          Trustee
-----------------------
Douglas A. Hacker


JANET LANGFORD KELLY*                       Trustee
-----------------------
Janet Langford Kelly


RICHARD W. LOWRY*                           Trustee
-----------------------
Richard W. Lowry


SALVATORE MACERA*                           Trustee
-----------------------
Salvatore Macera


WILLIAM E. MAYER*                           Trustee
-----------------------                                     /s/WILLIAM J. BALLOU
William E. Mayer                                            --------------------
                                                               William J. Ballou
                                                               Attorney-in-fact
                                                               July 12, 2001

DR. CHARLES R. NELSON*                      Trustee
-----------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*                          Trustee
-----------------------
John J. Neuhauser


JOSEPH R. PALOMBO*                          Trustee
-----------------------
JOSEPH R. PALOMBO


THOMAS E. STITZEL*                          Trustee
-----------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*                         Trustee
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Thomas C. Theobald


ANNE-LEE VERVILLE*                          Trustee
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Anne-Lee Verville

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                                EXHIBITS